Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	€ 50,059	€ 49,226
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	232,459	345,918
Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	160,891	123,419
Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	5,629	6,099
Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	33,496	30,422
Other current/non-current assets [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	29,839	28,034
Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	33,155	18,832
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	5,664	5,607
Other current liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	5,614	5,557
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	14,606	15,635
Lease liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	14,606	15,635
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		0
Financial liabilities at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	33,205	18,882
Financial liabilities at amortised cost, category [Member] | Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	33,155	18,832
Financial liabilities at amortised cost, category [Member] | Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	50	50
Financial assets at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	402,636	477,824
Financial assets at amortised cost, category [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	232,459	345,918
Financial assets at amortised cost, category [Member] | Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	160,891	123,419
Financial assets at amortised cost, category [Member] | Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	5,629	6,099
Financial assets at amortised cost, category [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 3,657	€ 2,388